Fair Valuation of Share Based Compensation	6 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair Valuation of Share Based Compensation
16.	FAIR VALUATION OF SHARE BASED COMPENSATION
LFSP
The Group uses the fair value method in recognizing
share-based
compensation expense. The fair value of each notional share option is estimated on the date of grant using the
Black-Scholes
option pricing model including a range of assumptions.
The weighted average fair value for share options that were outstanding (including issuances in the year) as at December 31, 2022 are as follows:

Risk free interest rate	1.56%
Expected term	0.5
Expected volatility	60%
Dividend yield	0.00
Grant value fair value per share	$1.19
Share price	$1.68
Aggregate intrinsic value of shares vested and not yet exercised	$2,956,798
Employee Share Scheme
The Group uses the fair value method in recognizing
share-based
compensation expense. The fair value of each notional share option is estimated on the date of grant using the
Black-Scholes
option pricing model including a range of assumptions.
The weighted average fair value for share options that were outstanding (including issuances in the year) as at December 31, 2022 are as follows:

Risk free interest rate	2.55%
Expected term	1
Grant date fair value per share	$6.19
Share price	$1.68
Aggregate intrinsic value of shares vested and not yet exercised	$0
LTIP
The Group uses the fair value method in recognizing
share-based
compensation expense. The fair value of each notional share option is estimated on the date of grant using the
Black-Scholes
option pricing model including a range of assumptions.
The weighted average fair value for share options that were outstanding (including issuances in the year) as at December 31, 2022 are as follows:

Risk free interest rate	4.27%
Expected term	1.71
Grant date fair value per share	$5.01
Share price	$1.68
Aggregate intrinsic value of shares vested and not yet exercised	$0
STIP
The Group uses the fair value method in recognizing
share-based
compensation expense. As the award is based on a fixed dollar amount, the fair value of the award is based on the present value of the award.
The weighted average fair value for share options that were outstanding (including issuances in the year) as at December 31, 2022 are as follows:

Risk free interest rate	3.93%
Expected term	1
Grant date fair value per share	$1.68
Share price	$1.68
Aggregate intrinsic value of shares vested and not yet exercised	$0